IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENTS
Schedule of impairments

Figures in million - SA rand	Notes	2017	2016	2015
Impairment of property, plant and equipment	12	(4,303.4)	(1,171.7)	-
Impairment of goodwill	14	(99.1)	(201.3)	-
Impairment of loan to equity-accounted investee		(8.5)	(8.1)	-
Total impairments		(4,411.0)	(1,381.1)	-